Goodwill	12 Months Ended
Dec. 31, 2024
Goodwill
Goodwill

7. Goodwill

The carrying amount of goodwill by reporting units as of December 31, 2023 and 2024 are as follows:

	Express	Freight	Total
	Delivery	Forwarding	Amount
	RMB	RMB	RMB
Balance at December 31, 2023 and 2024	4,157,111	84,430	4,241,541